SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2 Months Ended
Mar. 31, 2024
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company's selling, general and administration expenses for the two months ended March 31, 2024 and year ended January 31, 2024 is as follows:

	Two Months ended	Year ended
	March 31, 2024	January 31, 2024
	$	$
Accounting and legal	110,240	892,733
Depreciation and amortization	207,225	1,408,976
License fees, taxes, and insurance	241,436	1,603,921
Office facilities and administrative	79,579	384,583
Operating lease costs	106,283	633,840
Other expenses	45,664	907,918
Professional fees and consulting	65,173	522,900
Salaries and wages	594,570	3,156,441
Sales, marketing, and promotion	21,581	75,561
Share-based compensation	-	22,128
Shareholder communications	2,465	16,523
Travel and entertainment	12,178	52,214
	1,486,394	9,677,738